CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Earnings	Noncontrolling Interest	Total
Beginning balance at Dec. 26, 2020	$ 61,206	$ 218,224	$ 1,182,680	$ (1,794)	$ 22,836	$ 1,483,152
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)			535,640		16,724	552,364
Foreign currency translation adjustment				(2,584)	(1,685)	(4,269)
Unrealized gain on investments and other				(1,027)		(1,027)
Distributions to NCI					(6,750)	(6,750)
NCI related to business combinations					6,831	6,831
Cash dividends			(40,209)			(40,209)
Issuance of shares under employee stock purchase plan	33	2,083				2,116
Net issuance (forfeitures) of shares under stock grant programs	546	3,506	10			4,062
Issuance of shares under deferred compensation plans	117	(117)
Expense associated with share-based compensation arrangements		11,071				11,071
Accrued expense under deferred compensation plans		9,228				9,228
Ending balance at Dec. 25, 2021	61,902	243,995	1,678,121	(5,405)	37,956	2,016,569
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)			692,651		12,210	704,861
Foreign currency translation adjustment				(1,841)	1,802	(39)
Unrealized gain on investments and other				(1,829)		(1,829)
Distributions to NCI					(12,024)	(12,024)
Contributions to NCI					538	538
Redeemable NCI					(7,641)	(7,641)
Cash dividends			(58,860)			(58,860)
Issuance of shares under employee stock purchase plan	44	2,725				2,769
Net issuance (forfeitures) of shares under stock grant programs	806	9,919	25			10,750
Issuance of shares under deferred compensation plans	113	(113)
Repurchase of shares	(1,247)		(94,527)			(95,774)
Expense associated with share-based compensation arrangements		27,987				27,987
Accrued expense under deferred compensation plans		9,516				9,516
Ending balance at Dec. 31, 2022	61,618	294,029	2,217,410	(9,075)	32,841	2,596,823
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)			514,312		663	514,975
Foreign currency translation adjustment				9,762	4,267	14,029
Unrealized gain on investments and other				419		419
Distributions to NCI					(7,355)	(7,355)
Other		817			(930)	(113)
Purchase of remaining NCI of subsidiary		(1,210)			(917)	(2,127)
Cash dividends			(68,238)			(68,238)
Issuance of shares under employee stock purchase plan	33	2,717				2,750
Net issuance (forfeitures) of shares under stock grant programs	821	14,485	22			15,328
Issuance of shares under deferred compensation plans	124	(124)
Repurchase of shares	(975)		(81,174)			(82,149)
Expense associated with share-based compensation arrangements		34,727				34,727
Accrued expense under deferred compensation plans		10,895				10,895
Ending balance at Dec. 30, 2023	$ 61,621	$ 354,702	$ 2,582,332	$ 1,106	$ 30,429	$ 3,030,190